Long-term Investment (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Yunfeng E Commerce Funds USD ($)		Dec. 31, 2013 Yunfeng E Commerce Funds CNY		Dec. 31, 2012 Yunfeng E Commerce Funds CNY		Dec. 31, 2013 Yangxun USD ($)	Dec. 31, 2013 Yangxun CNY	Dec. 31, 2012 Yangxun CNY	Dec. 31, 2013 Innovation Works USD ($)	Dec. 31, 2013 Innovation Works CNY	Dec. 31, 2012 Innovation Works CNY	Dec. 31, 2013 Dijiang Network USD ($)	Dec. 31, 2013 Dijiang Network CNY	Dec. 31, 2012 Dijiang Network CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd CNY	Dec. 31, 2013 Beijing Wula Century Technology Co Ltd USD ($)	Dec. 31, 2013 Beijing Wula Century Technology Co Ltd CNY	Dec. 31, 2013 Yunfeng Fund II USD ($)	Dec. 31, 2013 Yunfeng Fund II CNY	Dec. 31, 2013 Glorious Mission Network Technology Co Ltd USD ($)	Dec. 31, 2013 Glorious Mission Network Technology Co Ltd CNY
Schedule of Investments [Line Items]
Long-term investment	$ 72,292,410	437,636,564	426,087,585	$ 60,422,656	[1]	365,780,630	[1]	377,095,598	[1]	$ 4,514,859	27,331,600	27,331,600	$ 3,716,735	22,500,000	18,000,000	$ 660,753	4,000,000	3,000,000	660,387	$ 446,008	2,700,000	$ 1,551,141	9,390,144	$ 980,258	5,934,190

[1]	Due to the Group's inability to obtain (i) quarterly financial statements of Yunfeng E-Commerce Funds, prepared in accordance with U.S. generally accepted accounting principles and (ii) readily determinable fair value, including financial information otherwise required to derive such fair value, of the Alibaba Group, the Group is precluded from applying the equity method of accounting for its investment in Yunfeng E-Commerce Funds. Accordingly, the Group applied the cost method of accounting.